Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Operating Expense [Abstract]
Summary of Detailed Information of Other Operating Expense

	2024		2023		2022

	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related

Policyholder claims and benefits	6,520	-	6,965	-	7,736	-

Onerous contract losses (and reversals)	1,111	-	1,081	-	1,250	-

Commissions	1,449	937	1,403	1,069	1,214	1,011

Handling and clearing fees	-	30	-	32	1	31

Right of use assets – interest expense	-	6	-	7	-	7

Employee expenses	620	1,198	604	1,107	637	1,059

Administration expenses	500	785	551	780	594	669

Deferred transaction expenses	-	(35)	-	(29)	-	(28)

Amortization of deferred expenses	-	22	-	21	-	28

Amortization of other intangibles	-	17	-	13	-	9

Total	10,200	2,961	10,604	3,000	11,433	2,786

Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	(983)	-	(956)	-	(903)	-

Amortization of insurance acquisition cash flows (see note 6/7)	553	-	558	-	545	-

Amortization of insurance acquisition cash flows PAA	20	-	19	-	22	-

Total other operating expenses	9,790	2,961	10,226	3,000	11,097	2,786

Summary of Employee Expenses

Employee expenses	2024	2023	2022

Salaries	1,205	1,131	1,138

Post-employment benefit costs	127	125	117

Social security charges	118	107	101

Other personnel costs	310	294	292

Shares	58	54	48

Total	1,818	1,711	1,696

Included in employee expenses:

Defined contribution expenses	61	57	48

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The following overview contains the cumulative number of shares and their status in relation to active long term incentive plans, short term incentive plans, shares allocated as fixed compensation and shares allocated as part of a sign-on
arrangement.

Number of shares per plan year	2020	2021	2022	2023	2024	Total

Conditionally granted 1	8,381,086	9,449,451	7,495,307	7,932,942	8,145,463	41,404,249

Allocated 2, 3, 4	6,522,324	13,297,242	10,953,082	10,831,102	893,378	42,497,128

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2	The allocated number of shares as variable compensation based on the actual performance during the plan year.
3
The number of allocated shares for 2023 has been updated to reflect the final shares allocation which became available after the publication date of the annual report 2023. In 2023, the annual report only reflected shares as part of fixed compensation and/or sign-on arrangements for a total of 1,511,212 shares.

4	The number of allocated shares for 2024 only reflects the shares as part of fixed compensation and/or sign-on arrangements.

Number of shares per plan year

	2020	2021	2022	2023	2024	Total

Unvested on January 1, 2022	6,997,435	11,825,532	-	-	-	18,822,967

Conditionally granted as variable compensation 1	-	-	7,495,307	-	-	7,495,307

Allocated 2	1,832	3,847,791	2,136,074	-	-	5,985,697

Forfeited	(262,567)	(1,050,197)	-	-	-	(1,312,764)

Vested	(327,134)	(835,534)	(183,739)	-	-	(1,346,407)

Unvested on December 31, 2022	6,409,566	13,787,592	9,447,642	-	-	29,644,800

Conditionally granted as variable compensation 1	-	-	-	7,932,942	-	7,932,942

Allocated 2	130,020	(16,864)	1,321,701	1,511,212	-	2,946,069

Forfeited	(232,905)	(437,677)	(182,796)	(49,968)	-	(903,346)

Vested	(2,645,290)	(747,687)	(663,161)	(31,033)	-	(4,087,171)

Unvested on December 31, 2023	3,661,391	12,585,364	9,923,386	9,363,153	-	35,533,294

Conditionally granted as variable compensation 1	-	-	-	-	8,145,463	8,145,463

Allocated 2	19,150	3,784	19,342	1,386,948	893,378	2,322,602

Forfeited	-	(177,945)	(132,531)	(246,640)	-	(557,116)

Vested	(3,680,541)	(5,908,686)	(700,538)	(154,181)	(27,802)	(10,471,748)

Unvested on December 31, 2024	-	6,502,517	9,109,659	10,349,280	9,011,039	34,972,495

Grant price (in EUR) 3	4.083	3.293	4.491	4.833	5.262

Fair value of shares at grant date (in EUR) 4	1.794 to 3.737	1.625 to 3.978	3.341 to 5.061	3.555 to 4.524	3.7100 to 6.3268

1	The at target number of shares which were conditionally granted as variable compensation for the plan year
2
Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 893,378 shares allocated during the calendar year 2024 in relation to the 2024 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 1,386,948 share correction during 2024 for the 2023 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2024 a correction of 19,342 shares was made in relation to the 2022 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2024 plan year, this is the VWAP for the period December 15, 2023 to January 15, 2024

4
These fair values are adjusted for expected dividend (when the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable)